Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 97,857	₩ 119,791
Financial assets, Amount offset	(95,920)	(92,409)
Financial assets, Net financial instruments presented on the statements of financial position	1,937	27,382
Financial assets, Relevant financial instruments not offset	(1,107)	(19,875)
Financial assets, Net amount	830	7,507
Financial liabilities, Gross financial instruments recognized	97,027	112,284
Financial liabilities, Amount offset	95,920	(92,409)
Financial liabilities, Net financial instruments presented on the statements of financial position	1,107	19,875
Financial liabilities, Relevant financial instruments not offset	1,107	(19,875)
Financial liabilities, Net amount	0	0
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	1,867	26,645
Financial assets, Net financial instruments presented on the statements of financial position	1,867	26,645
Financial assets, Relevant financial instruments not offset	(1,107)	(19,875)
Financial assets, Net amount	760	6,770
Financial liabilities, Gross financial instruments recognized	1,107	19,875
Financial liabilities, Net financial instruments presented on the statements of financial position	1,107	19,875
Financial liabilities, Relevant financial instruments not offset	1,107	(19,875)
Financial liabilities, Net amount	0	0
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	95,920	92,409
Financial liabilities, Amount offset	95,920	(92,409)
Financial liabilities, Net amount	0	0
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	95,990	93,146
Financial assets, Amount offset	(95,920)	(92,409)
Financial assets, Net financial instruments presented on the statements of financial position	70	737
Financial assets, Net amount	₩ 70	₩ 737